Business and Segment Reporting	6 Months Ended
Jun. 30, 2025
Business and Segment Reporting
Business and Segment Reporting

2. Business and Segment Reporting

The Company primarily engages in the ocean transportation of petroleum and chemical products internationally through its fleet of tankers. These tankers are not bound to specific ports or schedules, allowing them to respond to market opportunities by moving between trade lanes and geographical areas. The Company charters its vessels to its customers through a combination of spot and time-charter arrangements, with the majority of its revenue generated from spot voyages, which typically last less than three months.

The chief operating decision maker (“CODM”) reviews overall operating results on a fleet-wide basis using time charter equivalent rates (“TCE”) and consolidated expenses. When the Company charters-out a vessel, the charterer is free to trade the vessel worldwide (subject to certain sanctions-related restrictions and certain operational-related constraints), making the disclosure of geographic information impracticable. The Company operates under one reportable segment for its vessel operations, based on how internally reported financial information is reviewed by the CODM to analyze performance, make decisions and allocate resources.

The accounting policies of the vessel operations segment are the same as those described in the summary of significant accounting policies. The CODM assesses performance for the vessel operations segment and decides how to allocate resources based on consolidated net income. The Company does not have intra-entity sales or transfers.

The Company’s CODM, is the senior management team that includes the chief executive officer, president, chief financial officer, chief operating officer, senior vice president of commercial, and the senior director of corporate services.

The CODM uses consolidated net income to analyze income generated by the Company’s assets and how to allocate the corresponding cash flow according to the Company’s capital and resources focusing on maintaining the Company’s fleet, deleveraging, pursuing accretive growth opportunities, and returning capital to shareholders.

The CODM monitors budget versus actual results and the results of publicly reported competitors to assess the performance of the segment and establish a basis for management’s discretionary compensation.